Shareholders' Equity and Other Comprehensive Income - Schedule of Changes in Shares of Preferred and Common Stock Issued and Common Stock Held as Treasury Shares (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock issued, beginning balance (in shares)	22,000,000
Common stock issued, beginning balance (in shares)	172,185,507
Treasury stock, beginning balance (in shares)	31,019,599
Common stock outstanding, beginning balance (in shares)	141,165,908
Stock options exercised (in shares)	48,000	299,000	697,000
Common stock outstanding, ending balance (in shares)	138,893,470	141,165,908
Preferred stock issued, ending balance (in shares)	22,000,000	22,000,000
Common stock issued, ending balance (in shares)	172,814,570	172,185,507
Treasury stock, ending balance (in shares)	33,921,100	31,019,599
Preferred Stock Issued
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock issued, beginning balance (in shares)	22,000,000	22,000,000	22,000,000
Preferred stock issued, ending balance (in shares)	22,000,000	22,000,000	22,000,000
Preferred Stock Issued | Series D Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock issued, beginning balance (in shares)	8,000,000	8,000,000	8,000,000
Preferred stock issued, ending balance (in shares)	8,000,000	8,000,000	8,000,000
Preferred Stock Issued | Series E Preferred Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock issued, beginning balance (in shares)	14,000,000	14,000,000	14,000,000
Preferred stock issued, ending balance (in shares)	14,000,000	14,000,000	14,000,000
Common Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued, beginning balance (in shares)	172,186,000	171,360,000	170,141,000
Common stock outstanding, beginning balance (in shares)	141,166,000	146,705,000	145,486,000
Restricted share unit activity (in shares)	581,000	528,000	527,000
Stock options exercised (in shares)	48,000	298,000	692,000
Repurchase of common stock (in shares)	(2,901,000)	(6,365,000)
Common stock outstanding, ending balance (in shares)	138,894,000	141,166,000	146,705,000
Common stock issued, ending balance (in shares)	172,815,000	172,186,000	171,360,000
Treasury Stock
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Treasury stock, beginning balance (in shares)	31,020,000	24,655,000	24,655,000
Repurchase of common stock (in shares)	2,901,000	6,365,000	0
Treasury stock, ending balance (in shares)	33,921,000	31,020,000	24,655,000